Share-based compensation - ESC (Details) - Equity sharing certificate plan			12 Months Ended
	Apr. 01, 2019 EquityInstruments	Jun. 01, 2010 shares	Dec. 31, 2019 CHF (SFr) EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Share-based compensation
Number of shares for which right to subscribe is provided | shares		1,000
Beginning balance			265,600	275,933	354,433
Granted					108,000
Expired			(66,850)	(10,333)	(78,500)
Exercised					(108,000)
Ending balance			198,750	265,600	275,933
Exercisable			144,750	184,600	128,533
Number of ESCs vested, for which exercise period has been extended	90,750
Period of exercise extension for ESCs vested	5 years
Expense related to extension of exercise period for ESCs vested | SFr			SFr 8,667